Defined Benefit Plans - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) yr Plans	Dec. 31, 2020 EUR (€) yr	Dec. 31, 2019 EUR (€)
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 3,824	€ 4,593	€ 4,359
Unfunded amount of defined benefit plans		3,069	2,451
Unfunded amount of other post employment defined benefit plans		518	567
Defined benefit plan deficit		€ 112	€ (392)
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		21.0	22.0
Defined benefit plan deficit		€ 119	€ 43
Contributions were paid into scheme		€ 73	€ 54
Percentage of investment assets allocation in primary equities		30.00%	30.00%
Percentage of investment liability allocation in fixed interest and inflation-linked bonds and related derivatives		70.00%	70.00%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit		€ 7	€ (436)
Employer contribution to pension plan	€ 91
Number of benefit plans | Plans		2
Remaining average duration of defined benefits obligation | yr		12.9	12.9
Transamerica Corporation [member] | Updated Paycredit Percentage And Interest Credit Rates [Member]
Disclosure of defined benefit plans [Line Items]
Decrease in the defined benefit obligation		€ 88
Transamerica Corporation [member] | United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded		235	€ 249
Transamerica Corporation [member] | United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 220	€ 214
Aegon Nederland N.V. [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		12.7	11.1
Unfunded amount of other post employment defined benefit plans		€ 57	€ 61
Aegon Nederland N.V. [member] | Unfunded [member] | Life insurance general account [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		20.9	22.5
Unfunded amount of defined benefit plans		€ 3,409	€ 3,658